INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sources of income before taxes
Domestic												$ 248,461	$ 243,365	$ 171,164
Foreign												81,232	76,222	76,383
INCOME BEFORE TAXES	100,855		87,374							300,945	260,870	329,693	319,587	247,547
Current income tax expense:
Domestic												80,255	40,866	31,395
Foreign												22,600	18,432	4,907
Total current income tax expense												102,855	59,298	36,302
Deferred income tax expense (benefit):
Domestic												15,848	55,790	39,490
Foreign												(2,591)	2,965	9,275
Total deferred income tax expense										2,415	21,729	13,257	58,755	48,765
Total tax provision	$ 35,527	$ 24,328	$ 30,423	$ 30,484	$ 30,877	$ 28,290	$ 30,259	$ 28,252	$ 31,252	$ 102,745	$ 91,784	$ 116,112	$ 118,053	$ 85,067
Reconciliation of statutory and effective income tax rate
Tax provision at statutory rate (as a percent)										35.00%		35.00%	35.00%	35.00%
State and foreign taxes (as a percent)												0.30%	1.80%	3.50%
Tax contingencies (as a percent)												(0.30%)	0.50%	(4.00%)
Tax credits and incentives (as a percent)												(0.30%)	(0.20%)	(0.20%)
Tax rate and legislative changes (as a percent)												0.70%		(0.10%)
Other (as a percent)												(0.20%)	(0.20%)	0.20%
Total tax provision effective rate (as a percent)	35.20%		34.80%							34.10%	35.20%	35.20%	36.90%	34.40%